Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	9,999,996,000,000	9,999,996,000,000
Ordinary shares, shares issued (in Shares)	5,346,823	3,811,823
Ordinary shares, shares outstanding (in Shares)	5,346,823	3,811,823
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	1,796,934	1,796,934
Ordinary shares, shares outstanding (in Shares)	1,796,934	1,796,934